Subsequent Events (Details Narrative) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 08, 2019	Oct. 31, 2019	Feb. 28, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Repayments of related party debt				$ 40,000	$ 111,725
Debt instrument maturity date							May 31, 2019
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument conversion amount		$ 175,000
Debt instrument conversion shares		350,000	423,966
Debt instrument conversion price per share		$ 0.50
Subsequent Event [Member] | Mr. Prashant Patel [Member]
Subsequent Event [Line Items]
Repayments of related party debt	$ 122,552
Debt instrument maturity date	Jul. 01, 2020
Subsequent Event [Member] | Mr. Suren Ajjarapu [Member]
Subsequent Event [Line Items]
Repayments of related party debt	$ 100,000
Debt instrument maturity date	Jul. 01, 2020